Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Income Taxes
Income Taxes
The major components of income tax expense for the years ended December 31, 2017 and 2016 were as follows:

Income Tax Expense (Recovery)
($ millions)	2017	2016
Current income tax
Current income tax charge	28	90
Adjustments to current income tax estimates	(31)	(91)
	(3)	(1)
Deferred income tax
Relating to origination and reversal of temporary differences	83	(121)
Adjustments to deferred income tax estimates	(442)	150
	(359)	29

Deferred Tax Items in OCI
($ millions)	2017	2016
Deferred tax items expensed (recovered) directly in OCI
Derivatives designated as cash flow hedges	—	(1)
Remeasurement of pension plans	(4)	(6)
Exchange differences on translation of foreign operations	(82)	(40)
Hedge of net investment	38	17
	(48)	(30)

The provision for income taxes in the consolidated statements of income reflects an effective tax rate which differs from the expected statutory tax rate. Differences for the years ended December 31, 2017 and 2016 were accounted for as follows:

Reconciliation of Effective Tax Rate
($ millions, except tax rate)	2017	2016
Earnings before income taxes
Canada	(440)	615
United States	301	5
Other foreign jurisdictions	563	330
	424	950
Statutory Canadian income tax rate (percent)	27.1%	27.2%
Expected income tax	115	258
Effect on income tax resulting from:
Foreign jurisdictions	20	(3)
Non-taxable items	(1)	(272)
Adjustments with respect to previous year	(473)	59
Revaluation of foreign tax pools	(8)	(11)
Other – net	(15)	(3)
Income tax expense (recovery)	(362)	28

The statutory tax rate is 27.1 percent in 2017 (2016 – 27.2 percent). The 2017 to 2016 tax rates were similar due to no significant changes to tax rates.
Effective January 1, 2018, the U.S. Federal corporate tax rate will be reduced from 35 percent to 21 percent. Included in income tax expense for the year ended December 31, 2017 is a $436 million deferred income tax recovery related to the revaluation of the U.S. deferred tax liabilities.
The following reconciles the movements in the deferred income tax liabilities and assets:

Deferred Tax Liabilities and Assets
($ millions)	January 1, 2017	Recognized in Earnings	Recognized in OCI	Other	December 31, 2017
Deferred tax liabilities
Exploration and evaluation assets and property, plant and equipment	(3,998)	187	104	(20)	(3,727)
Foreign exchange gains taxable on realization	(224)	85	(38)	—	(177)
Debt issue costs	(2)	(1)	—	—	(3)
Other temporary differences	(21)	(69)	—	—	(90)
Deferred tax assets
Pension plans	32	4	4	—	40
Asset retirement obligations	693	(8)	(6)	—	679
Loss carry-forwards	389	150	(16)	—	523
Financial assets at fair value	20	11	—	—	31
	(3,111)	359	48	(20)	(2,724)

Deferred Tax Liabilities and Assets
($ millions)	January 1, 2016	Recognized in Earnings	Recognized in OCI	Other	December 31, 2016
Deferred tax liabilities
Exploration and evaluation assets and property, plant and equipment	(4,233)	187	48	—	(3,998)
Foreign exchange gains taxable on realization	(42)	(166)	(16)	—	(224)
Debt issue costs	(1)	(1)	—	—	(2)
Other temporary differences	141	(162)	—	—	(21)
Deferred tax assets
Pension plans	43	(17)	6	—	32
Asset retirement obligations	892	(196)	(3)	—	693
Loss carry-forwards	75	319	(5)	—	389
Financial assets at fair value	13	7	—	—	20
	(3,112)	(29)	30	—	(3,111)

The Company has temporary differences associated with its investments in its foreign subsidiaries, branches, and interests in joint ventures. At December 31, 2017, the Company has nil deferred tax liabilities in respect to these investments (December 31, 2016 – nil).
At December 31, 2017, the Company had $2,031 million (December 31, 2016 – $1,257 million) of tax losses that will expire between 2030 and 2037.  The Company has recorded deferred tax assets in respect of these losses, as there are sufficient taxable temporary differences in the various jurisdictions to utilize these losses.